Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Excise taxes	$ 1,600	$ 240,080	$ 643,476	$ 380,699	$ 1,877,543	$ 38,056
Subsidies deducted from cost of sales	0	269,210	0	931,705	924,644	932,483
Tax credits and grants					0	12,272
Subsidies deducted from selling, general and administrative expenses	0	$ 36,306	0	$ 100,605	99,840	1,431,033
Unrealized foreign currency gains, tax effect	$ 0		$ 0		$ 0	$ 0